Shareholders' Equity (Details) - Schedule of Movement in Warrants Outstanding - Warrant [Member] $ / shares in Units, $ in Thousands		6 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares
Schedule of Movement in Warrants Outstanding [Line Items]
Number of Warrants, Beginning Balance | shares	3,333,283
Weighted-average exercise price, Beginning Balance | $ / shares	$ 5.47
Weighted average remaining contractual term (in years), Beginning Balance	1 year 9 months 29 days
Aggregate intrinsic value, Beginning Balance | $	$ 4,799,470
Number of Warrants, Issuance of warrants | shares		220,000
Weighted-average exercise price, Issuance of warrants | $ / shares		$ 2.25
Weighted average remaining contractual term (in years), Issuance of warrants		6 months
Aggregate intrinsic value, Issuance of warrants | $		$ 56,209
Number of Warrants, Exercised | shares
Weighted-average exercise price, Exercised | $ / shares
Weighted average remaining contractual term (in years), Exercised
Aggregate intrinsic value, Exercised | $
Number of Warrants, Forfeited | shares
Weighted-average exercise price, Forfeited | $ / shares
Weighted average remaining contractual term (in years), Forfeited
Aggregate intrinsic value, Forfeited | $
Number of Warrants, Expired | shares
Weighted-average exercise price, Expired | $ / shares
Weighted average remaining contractual term (in years), Expired
Aggregate intrinsic value, Expired | $
Number of Warrants, Balance Ending | shares		5,448,634
Aggregate value, Balance Ending | $		$ 7,278,784
Pre-Funded Warrants [Member]
Schedule of Movement in Warrants Outstanding [Line Items]
Number of Warrants, Issuance of warrants | shares		1,709,760
Weighted-average exercise price, Issuance of warrants | $ / shares		$ 0.001
Weighted average remaining contractual term (in years), Issuance of warrants
Aggregate intrinsic value, Issuance of warrants | $		$ 2,220,978
Placement Agent Warrants [Member]
Schedule of Movement in Warrants Outstanding [Line Items]
Number of Warrants, Issuance of warrants | shares		185,591
Weighted-average exercise price, Issuance of warrants | $ / shares		$ 1.56
Weighted average remaining contractual term (in years), Issuance of warrants		4 years
Aggregate intrinsic value, Issuance of warrants | $		$ 202,127